Exploration and Evaluation Assets (Schedule of Expenditures for Exploration and Evaluation Assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	$ 93,913,136	$ 74,682,974
Property acquisition and staking costs	35,999,135	27,502
Exploration expenses
Claim maintenance fees	449,063	247,135
Consulting	2,596,586	2,312,531
Data analysis	520,682	421,754
Drilling	13,133,413	10,321,270
Environmental and permitting	280,533	8,221
Geological	80,241	722,911
Lease payments	1,012,513	1,292,287
Metallurgy	1,597,479	389,766
Sampling and processing	909,757	881,118
Site development and reclamation	1,169,877	842,111
Supplies	1,443,039	1,686,103
Travel	1,281,080	34,290
Vehicle	49,341	43,163
Total Exploration expenses	60,522,739	19,230,162
Balance Ending	154,435,875	93,913,136
Railroad-Pinion [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	93,913,136	74,682,974
Property acquisition and staking costs	253,744	27,502
Exploration expenses
Claim maintenance fees	369,925	247,135
Consulting	2,361,902	2,312,531
Data analysis	498,200	421,754
Drilling	11,834,010	10,321,270
Environmental and permitting	275,885	8,221
Geological	78,392	722,911
Lease payments	997,238	1,292,287
Metallurgy	1,487,916	389,766
Sampling and processing	909,757	881,118
Site development and reclamation	1,141,491	842,111
Supplies	1,293,953	1,686,103
Travel	1,278,358	34,290
Vehicle	49,341	43,163
Total Exploration expenses	22,830,112	19,230,162
Balance Ending	116,743,248	93,913,136
Lewis Gold [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining
Property acquisition and staking costs	35,745,391
Exploration expenses
Claim maintenance fees	79,138
Consulting	234,684
Data analysis	22,482
Drilling	1,299,403
Environmental and permitting	4,648
Geological	1,849
Lease payments	15,275
Metallurgy	109,563
Sampling and processing
Site development and reclamation	28,386
Supplies	149,086
Travel	2,722
Vehicle
Total Exploration expenses	37,692,627
Balance Ending	$ 37,692,627